LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of long-term debt

	Senior secured term credit facility	Offtake obligation	Stream obligation	Total long- term debt
Balance, December 31, 2015	$128,107	$46,753	$134,987	$309,847

Additional advances under the credit facility	85,205	—	—	85,205
Interest expense including amortization of discount	19,134	—	—	19,134
Loss on financial instruments at fair value	—	19,931	63,023	82,954
Foreign exchange gain	(3,248)	—	—	(3,248)
Currency translation adjustment	3,240	1,018	3,010	7,268

Balance, December 31, 2016	$232,438	$67,702	$201,020	$501,160

Additional advances under the credit facility	85,205	—	—	85,205
Interest expense including amortization of discount	48,247	—	—	48,247
Settlement of offtake obligation	—	(1,543)	—	(1,543)
Loss on financial instruments at fair value	—	11,926	23,000	34,926

Balance, December 31, 2017	$365,890	$78,085	$224,020	$667,995

Current portion of long-term debt	(365,890)	(9,076)	—	(374,966)

Non-current portion of long-term debt	$—	$69,009	$224,020	$293,029